Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital	Foreign currency translation reserve	Accumulated deficit	Total
Equity at beginning of period at Dec. 31, 2019	$ 152	$ 85,849	$ (8,432)	$ 77,569
Net loss for the period			(2,259)	(2,259)
Other comprehensive (loss) income		216		216
Total comprehensive loss		216	(2,259)	(2,043)
Distribution to equity award holders			(278)	(278)
Exercise of equity awards	2			2
Share-based payment costs			231	231
Transactions with owners	2		(47)	(45)
Equity at end of period at Jun. 30, 2020	154	86,065	(10,738)	75,481
Equity at beginning of period at Dec. 31, 2020	154	93,315	(14,825)	78,644
Net loss for the period			(1,032)	(1,032)
Other comprehensive (loss) income		(2,507)		(2,507)
Total comprehensive loss		(2,507)	(1,032)	(3,539)
Exercise of equity awards	3			3
Share-based payment costs			1	1
Transactions with owners	3		1	4
Equity at end of period at Jun. 30, 2021	$ 157	$ 90,808	$ (15,856)	$ 75,109